Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FORUM FUNDS II
Entity Central Index Key	0001576367
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000163318
Shareholder Report [Line Items]
Fund Name	Baywood SociallyResponsible Fund
Class Name	Institutional
Trading Symbol	BVSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baywood SociallyResponsible Fund for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Baywood SociallyResponsible Fund for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.skba.com/baywood-funds. You can also request this information by contacting us at (855) 409-2297.

Additional Information Phone Number	(855) 409-2297
Additional Information Website	https://www.skba.com/baywood-funds
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$101	0.89%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

While one can never be certain how the market will behave in the short run, we believe we have been building a portfolio to help protect our shareholders’ capital by purchasing companies with attractive growth potential at low relative prices while satisfying their socially responsible desires. It is our belief that the majority of risks in the market today are with the narrow set of companies that have been driving the indices to new highs.

For holdings in the period, consider the largest sector in the SociallyResponsible fund: the financial sector. Stocks in this sector often trade at low valuations, yet many of the companies in the SociallyResponsible fund have fundamentals as good if not better than many highly valued stocks in the broad market index. For comparison sake, take AIG, Corebridge, and American Express and compare them to some of the current top IT holdings in the broad market: Apple, Microsoft, and NVIDIA. Both sets of companies currently have similar earnings growth expectations at an average of 18% EPS growth (3-year) for fund holdings in the financial sector, and an average of 20% for the holdings in the broad market IT sector. Yet we are paying an average of 12 times earnings for our holdings versus an average multiple of 32 times earnings for the IT stocks.

For the fiscal year, the fund underperformed the very concentrated set of returns of the technology laden broad market. Value stocks clearly remain “out-of-favor”, yet the it’s difficult to imagine absolute returns of approximately 27% would be considered disappointing. The market’s preference towards highly valued stocks is represented in the fund’s new regulatory benchmark the Morningstar US Market, which owns Apple, Microsoft, NVIDIA, Amazon, Meta and Alphabet as top stocks. Without owning this narrow set of stocks, one is challenged to keep up with an index loaded up on these companies, yet that is not the goal of the SociallyResponsible fund.

The SociallyResponsible fund’s returns nearly matched the Value index’ 27%. That the fund generally kept up in such a strong market is not disappointing, especially when one considers how it has performed in weaker market periods or downdrafts. Stocks in the energy, health care and industrial sectors contributed most to returns, while holdings in the consumer staples and communication sectors detracted most from returns. It is not surprising that stocks within staples and communications lagged as these tend to be out-of-favor during major market advances. In consumer staples, however not owning Walmart detracted most from returns as the nearly 50% increase in the period buoyed benchmark sector returns. While Walmart is a well-run company, we do not believe the risk-reward equation is in our favor as investors are now paying nearly 30 times next year’s earnings. In health care, fund holdings in Royal Philips, which returned more than double the benchmark’s returns and almost five times the benchmark’s health care sector returns, contributed most to returns as the company continues to move past its quality control issues at the product level and medical equipment sales finally recover from the pandemic era sales slump.

For SKBA’s in depth investment perspectives, please visit our website at www.skba.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Institutional ClassFootnote Reference*	Morningstar US Market TR Index	Morningstar US Large Value TR Index
09/30/14	$10,000	$10,000	$10,000
12/31/14	$10,278	$10,514	$10,215
03/31/15	$10,142	$10,700	$10,069
06/30/15	$10,258	$10,709	$10,163
09/30/15	$9,230	$9,957	$9,423
12/31/15	$9,260	$10,587	$10,068
03/31/16	$9,165	$10,701	$10,415
06/30/16	$9,452	$10,979	$10,869
09/30/16	$10,005	$11,447	$11,113
12/31/16	$10,567	$11,904	$11,973
03/31/17	$10,889	$12,607	$12,273
06/30/17	$10,931	$12,994	$12,329
09/30/17	$11,424	$13,582	$12,932
12/31/17	$12,334	$14,460	$13,779
03/31/18	$11,918	$14,371	$13,347
06/30/18	$12,180	$14,905	$13,410
09/30/18	$12,871	$15,980	$14,341
12/31/18	$10,770	$13,729	$12,966
03/31/19	$12,063	$15,664	$14,304
06/30/19	$12,584	$16,321	$14,748
09/30/19	$12,651	$16,531	$15,219
12/31/19	$13,631	$18,016	$16,298
03/31/20	$9,478	$14,311	$12,208
06/30/20	$11,084	$17,457	$13,727
09/30/20	$11,796	$19,069	$14,132
12/31/20	$14,207	$21,782	$16,198
03/31/21	$16,149	$23,091	$17,838
06/30/21	$17,161	$25,023	$18,519
09/30/21	$16,880	$25,031	$18,286
12/31/21	$18,027	$27,398	$19,678
03/31/22	$18,361	$25,939	$20,000
06/30/22	$16,145	$21,569	$18,369
09/30/22	$15,770	$20,580	$17,066
12/31/22	$17,897	$22,075	$19,730
03/31/23	$18,150	$23,707	$19,872
06/30/23	$18,560	$25,721	$20,678
09/30/23	$18,466	$24,902	$20,426
12/31/23	$20,172	$27,911	$22,063
03/31/24	$21,789	$30,768	$24,025
06/30/24	$21,808	$31,837	$23,883
09/30/24	$23,584	$33,768	$25,955

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Institutional ClassFootnote Reference*	27.72%	13.27%	8.96%
Morningstar US Market TR Index	35.60%	15.36%	12.94%
Morningstar US Large Value TR Index	27.07%	11.27%	10.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Due to regulatory changes, effective September 1, 2024, the Fund changed its primary benchmark index from the Morningstar US Large Value TR Index to the Morningstar US Market TR Index. The Fund retained the Morningstar US Large Value TR Index as a secondary benchmark because the Morningstar US Large Value TR Index more closely aligns with the Fund’s investment strategies and investments restrictions.
Prior Market Index Comparison [Text Block]	The Fund retained the Morningstar US Large Value TR Index as a secondary benchmark
Updated Performance Information Location [Text Block]
AssetsNet	$ 9,048,331
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ (96,214)
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$9,048,331
# of Portfolio Holdings	53
Portfolio Turnover Rate	23%
Investment Advisory Fees (Net of fees waived and expenses reimbursed)	$(96,214)

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Financials	22.2%
Health Care	20.8%
Technology	12.7%
Energy	9.8%
Consumer Discretionary	7.1%
Capital Goods / Industrials	6.9%
Communication Services	5.2%
Real Estate	4.6%
Consumer Staples	4.4%
Basic Materials	3.9%
Transportation	1.4%
Utilities	1.0%

* excluding cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% of investments)

Texas Pacific Land Corp.	4.51%
American Express Co.	4.30%
Kontoor Brands, Inc.	4.17%
Koninklijke Philips NV, ADR	3.97%
nVent Electric PLC	3.50%
International Business Machines Corp.	3.25%
NXP Semiconductors NV	2.99%
Kinder Morgan, Inc.	2.75%
CME Group, Inc.	2.75%
Berkshire Hathaway, Inc., Class B	2.61%

* excluding cash equivalents

C000132967
Shareholder Report [Line Items]
Fund Name	Baywood ValuePlus Fund
Class Name	Institutional
Trading Symbol	BVPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baywood ValuePlus Fund for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Baywood ValuePlus Fund for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.skba.com/baywood-funds. You can also request this information by contacting us at (855) 409-2297.

Additional Information Phone Number	(855) 409-2297
Additional Information Website	https://www.skba.com/baywood-funds
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$80	0.70%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

A short prologue regarding the inaugural Tailored Shareholder Report which mandates that funds be compared to broad indexes going forward. For context, the Baywood Funds have historically been compared to domestic value benchmarks, a suitable category given the strategies’ characteristics. Those categories have now been consigned of secondary importance. The quite sudden change in benchmark denotes that the Funds, decidedly value-oriented strategies, will from now on be compared to an index with an unequivocal tech bias. To wit, eight of the ten largest holdings in the Morningstar US Market TR Index can be broadly defined as Tech darlings and weigh in at a hefty 28% of the overall index. The culprits will be familiar: Apple, Microsoft, Nvidia, Amazon, Meta, Alphabet (both classes) and Broadcom. Such a concentration of the largest companies within a narrow subset of industries leaves very little real estate for the remaining 1200 companies vying for room in this index.

Comparison to this benchmark is slightly incongruous at this point in time since Baywood ValuePlus couldn’t be more dissimilar. One thing is clear. Over the foreseeable future, the two will undoubtedly perform very differently. Since your portfolio managers are significant shareholders in the Funds, our bet is on Baywood. Time will tell.

Fund performance for the twelve months ending September 30, 2024,  was driven firstly by increasing equity markets. Geopolitical and election year tensions increased noticeably yet markets responded overwhelmingly to the dictum “Don’t Fight the Fed.” By that, we refer to stocks tending to rise during times of easing monetary policy. First, European Union countries began to lower rates, soon followed by the U.S. Federal Reserve lowering its Fed Funds rate by 50 bp’s. Recent stock returns indeed remind us that cheap money tends to rekindle animal spirits.

Declining rates impact the entire capital markets structure, however, as central banks across many parts of the world declared an end to their restrictive monetary policies in the period. Companies with current high levels of debt at generationally low levels – we’ll call these companies corporate sinners – are able to refinance their obligations at less onerous interest rates than what was feared a few months ago. It is not simply the corporate sinners that are benefitting but any entity with financial leverage. With lower costs due to declining interest burdens, companies have the ability to increase spending elsewhere. One can see how the domino effect from central bank policies quickly impacts economic growth. There are of course many additional variables but at its core, monetary profligacy serves as a powerful tonic. We nevertheless believe those effects have mostly played themselves out and that conservatism is called for as reflected in the transactions engaged in the fund over the period.

Baywood ValuePlus participated in this broad rally as a number of our holdings increased over 30%. Royal Philips took the cake with its six-month return nearing 70%. One might presume shares to now be expensive yet despite the significant rally, shares in Philips trade below the market’s multiple and at approximately half the valuation levels of Apple, the largest holding in our new index. Our other medal-winners included Kontoor Brands, Hasbro, 3M and Healthcare Realty. The Fund’s worst performers in the period included Lear, Phillips 66, Conoco, Merck and Molson Coors.

The ValuePlus Fund seeks to achieve its returns over complete cycles by purchasing currently out-of-favor companies that demonstrate solid financials able to pay their shareholders in the form of dividends. The yield on the Fund is over twice that of our new primary benchmark while most of the Fund’s valuation benchmarks are at mere fractions. We believe we are well-positioned for the current market environment, especially considering the strategy has historically offered defensive characteristics.

For SKBA’s in depth investment perspectives, please visit our website at www.skba.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Institutional Class	Morningstar US Market TR Index	Morningstar US Large Value TR Index
09/30/14	$10,000	$10,000	$10,000
12/31/14	$10,344	$10,514	$10,215
03/31/15	$10,267	$10,700	$10,069
06/30/15	$10,226	$10,709	$10,163
09/30/15	$9,320	$9,957	$9,423
12/31/15	$9,875	$10,587	$10,068
03/31/16	$10,044	$10,701	$10,415
06/30/16	$10,455	$10,979	$10,869
09/30/16	$10,868	$11,447	$11,113
12/31/16	$11,613	$11,904	$11,973
03/31/17	$11,831	$12,607	$12,273
06/30/17	$11,953	$12,994	$12,329
09/30/17	$12,563	$13,582	$12,932
12/31/17	$13,487	$14,460	$13,779
03/31/18	$13,374	$14,371	$13,347
06/30/18	$13,591	$14,905	$13,410
09/30/18	$14,142	$15,980	$14,341
12/31/18	$12,109	$13,729	$12,966
03/31/19	$13,395	$15,664	$14,304
06/30/19	$13,732	$16,321	$14,748
09/30/19	$13,923	$16,531	$15,219
12/31/19	$14,958	$18,016	$16,298
03/31/20	$10,450	$14,311	$12,208
06/30/20	$12,348	$17,457	$13,727
09/30/20	$12,701	$19,069	$14,132
12/31/20	$15,037	$21,782	$16,198
03/31/21	$16,710	$23,091	$17,838
06/30/21	$17,602	$25,023	$18,519
09/30/21	$17,374	$25,031	$18,286
12/31/21	$18,346	$27,398	$19,678
03/31/22	$19,375	$25,939	$20,000
06/30/22	$17,570	$21,569	$18,369
09/30/22	$16,651	$20,580	$17,066
12/31/22	$19,121	$22,075	$19,730
03/31/23	$19,108	$23,707	$19,872
06/30/23	$19,616	$25,721	$20,678
09/30/23	$19,315	$24,902	$20,426
12/31/23	$21,281	$27,911	$22,063
03/31/24	$23,000	$30,768	$24,025
06/30/24	$22,569	$31,837	$23,883
09/30/24	$24,620	$33,768	$25,955

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Institutional Class	27.46%	12.08%	9.43%
Morningstar US Market TR Index	35.60%	15.36%	12.94%
Morningstar US Large Value TR Index	27.07%	11.27%	10.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Due to regulatory changes, effective September 1, 2024, the Fund changed its primary benchmark index from the Morningstar US Large Value TR Index to the Morningstar US Market TR Index. The Fund retained the Morningstar US Large Value TR Index as a secondary benchmark because the Morningstar US Large Value TR Index more closely aligns with the Fund’s investment strategies and investments restrictions.
Prior Market Index Comparison [Text Block]	The Fund retained the Morningstar US Large Value TR Index as a secondary benchmark
Updated Performance Information Location [Text Block]
AssetsNet	$ 5,033,821
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ (129,562)
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$5,033,821
# of Portfolio Holdings	57
Portfolio Turnover Rate	22%
Investment Advisory Fees (Net of fees waived and expenses reimbursed)	$(129,562)

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Financials	19.7%
Health Care	13.3%
Technology	10.3%
Capital Goods / Industrials	9.4%
Energy	9.4%
Consumer Discretionary	9.0%
Consumer Staples	8.1%
Real Estate	5.1%
Communication Services	5.1%
Basic Materials	4.5%
Utilities	3.7%
Transportation	2.4%

* excluding cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% of investments)

RTX Corp.	4.50%
Kontoor Brands, Inc.	3.88%
AT&T, Inc.	3.45%
International Business Machines Corp.	3.42%
Merck & Co., Inc.	3.04%
Koninklijke Philips NV, ADR	2.92%
Medtronic PLC	2.88%
Corebridge Financial, Inc.	2.83%
Kinder Morgan, Inc.	2.82%
ConocoPhillips	2.39%

* excluding cash equivalents